Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2024	Dec. 31, 2023
Consolidated Balance Sheets
Preferred stock, par or stated value (in dollars per share)	$ 0	$ 0
Preferred stock, shares authorized (in shares)	5,000,000	5,000,000
Preferred stock, shares issued (in shares)	0	0
Preferred stock, shares outstanding (in shares)	0	0
Common stock, shares authorized (in shares)	20,000,000	20,000,000
Common stock, par value (in dollars per share)	$ 0	$ 0
Common stock, shares issued (in shares)	5,457,646	5,534,499
Common stock, shares outstanding (in shares)	5,457,646	5,534,499
Common Stock Held In Trust	158,580	163,702